SUPPLEMENT dated June 19, 2006
--------------------------------------------------------------------------------
Appendix to Prospectus of John Hancock Funds III dated June 12, 2006
Class A, B and C shares

RELATED PERFORMANCE INFORMATION

HISTORICAL PERFORMANCE OF CORRESPONDING GMO PORTFOLIOS

The Growth Fund, Growth Opportunities Fund, International Core Fund, International Growth Fund, Intrinsic Value Fund, US Core Fund and Value Opportunities Fund (each, a "Fund" and collectively, the "Funds"), each a series of John Hancock Funds III ("JHF III") commenced operations on June 12, 2006, and have no performance information to present in the prospectus. Each Fund is modeled after a fund of GMO Trust ("GMO") (each, a "GMO Fund"). Each Fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The Funds are managed through a "manager of manager" structure whereas the GMO Funds are directly managed by GMO.

This Appendix presents historical performance information for the corresponding GMO Funds. Because of the similarities between each Fund and its corresponding GMO Fund as described above, this information may help provide an indication of the Fund's risks by showing how a similar fund has performed historically. The performance of a GMO Fund, however, does not represent, and is not a substitute for, the performance of its corresponding Fund, and you should not assume that a Fund will have the same future performance as its corresponding GMO Fund. The future performance of a Fund may be greater or less than the performance of its corresponding GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information -- a bar chart and a table -- is presented on the following pages for the Class III shares of each GMO Fund that corresponds to a Fund. The date the Class III shares of each GMO Fund commenced operations varies, as indicated. The bar chart shows how each GMO Fund's total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad-based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar charts and tables would also be lower if the adviser to the GMO Funds had not reimbursed certain expenses of those funds during the periods shown.

The Class A, B and C shares of the Funds have front-end or deferred sales charges. The Class III shares of the corresponding GMO Funds do not have such charges. The other expenses of the Class A, B and C shares of the Funds, including their Rule 12b-1 fees, are higher than the expenses of the Class III shares of the corresponding GMO Funds. The performance shown in the bar charts and tables for the Class III shares of the GMO Funds would be lower if adjusted to reflect the sales charges and higher expenses of the Class A, B and C shares of the Funds. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

GMO FUND: GMO U.S. GROWTH FUND

CORRESPONDING TO: GROWTH FUND

GMO U.S. GROWTH FUND CLASS III, TOTAL RETURNS:

BEST QUARTER: Q4 `98, 27.46%
WORST QUARTER: Q1 `01, -21.46%

INDEX (reflects no fees or taxes)

RUSSELL 1000 GROWTH INDEX -- measures the performance of those stocks included in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)
***
OVERALL RATING FOR GMO U.S. GROWTH FUND AS OF DECEMBER 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Growth Fund was rated 3 stars out of 1,353, 3 stars out of 1,065 and 3 stars out of 370 large growth funds for the 3-, 5and 10-year periods ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Class A, B and C shares of the Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class A, B and C shares of a Fund may be different from the Morningstar RatingTM for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Fund.

NET ASSETS OF GMO U.S. GROWTH FUND AS OF DECEMBER 31, 2005:
$15,292,042

GMO U.S. GROWTH FUND CLASS III CALENDAR YEAR TOTAL RETURNS

1995   1996   1997   1998    1999    2000    2001   2002    2003   2004    2005

39.85% 20.39% 29.35% 37.30%  39.04% -12.21% -20.60% -22.58% 28.58% 5.09%   4.37%

                               [GRAPHIC OMITTED]

GMO U.S. GROWTH FUND AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12-31-05

                               1 YEAR    3 YEAR    5 YEAR    10 YEAR

Class III                       4.37%     12.14%    -2.82%    8.51%
-------------------------------------------------------------------
Russell 1000 Growth Index       5.26%     13.23%    -3.58%    6.73%

GMO FUND: GMO U.S. SMALL/MID CAP GROWTH FUND

CORRESPONDING TO: GROWTH OPPORTUNITIES FUND

GMO U.S. SMALL/MID CAP GROWTH FUND CLASS III, TOTAL RETURNS:

BEST QUARTER: Q4 `99, 26.98%
WORST QUARTER: Q3 `01, -24.62%

INDEX (reflects no fees or taxes)
RUSSELL 2500 GROWTH INDEX -- measures the performance of those stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Growth Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)
****

OVERALL RATING FOR GMO U.S. SMALL/MID CAP GROWTH FUND AS OF DECEMBER 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Growth Fund was rated 4 stars out of 803, and 4 stars out of 613 mid-cap growth funds for the 3-and 5-year periods ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Class A, B and C shares of the Growth Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class A, B and C shares of a Fund may be different from the Morningstar RatingTM for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Fund.

NET ASSETS OF GMO U.S. SMALL/MID CAP GROWTH FUND AS OF DECEMBER 31, 2005:
$1,788,493

GMO U.S. SMALL/MID CAP GROWTH FUND CLASS III CALENDAR YEAR TOTAL RETURNS

1997    1998      1999    2000      2001     2002    2003     2004     2005

24.69%  5.79%   30.38%  -10.38%%  -13.27%  -17.62%  47.09%   14.41%  10.87%

                                [GRAPHIC OMITTED]

GMO U.S. SMALL/MID CAP GROWTH FUND AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12-31-05

                                                            SINCE
                           1 YEAR     3 YEAR     5 YEAR     INCEPTION*

Class III                  10.87%     23.11%     5.92%      8.33%
--------------------------------------------------------------------------------
Russell 2500 Growth Index   8.17%     21.95%     2.78%      6.55%

*FUND INCEPTION DATE: 12/31/96.

GMO FUND: GMO INTERNATIONAL CORE EQUITY FUND

CORRESPONDING TO: INTERNATIONAL CORE FUND

GMO INTERNATIONAL CORE EQUITY FUND CLASS III, TOTAL RETURNS:

BEST QUARTER: Q2 `03, 18.96%
WORST QUARTER: Q1 `03, -6.19%

INDEX (reflects no fees or taxes)

MSCI EAFE INDEX (EUROPE, AUSTRALASIA, AND FAR EAST) -- a large capitalization international stock index that is independently maintained and published by Morgan Stanley Capital International.

MORNINGSTAR RATING(TM)
***

OVERALL RATING FOR GMO INTERNATIONAL CORE EQUITY FUND AS OF DECEMBER 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Core Equity Fund was rated 3 stars out of 159 foreign large value funds for the 3-year period ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Class A, B and C shares of the International Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class A, B and C shares of a Fund may be different from the Morningstar RatingTM for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Fund.

NET ASSETS OF GMO INTERNATIONAL CORE EQUITY FUND AS OF DECEMBER 31, 2005:
$15,834,142

GMO INTERNATIONAL CORE EQUITY FUND CLASS III CALENDAR YEAR TOTAL RETURNS

2003    2004    2005

37.67%  22.39%  14.83%
                                [GRAPHIC OMITTED]

GMO INTERNATIONAL CORE EQUITY FUND AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12-31-05

                                                SINCE
                                1 YEAR  3 YEAR  INCEPTION*

Class III                       14.83%  24.61%  17.70%
--------------------------------------------------------------------------------
MSCI EAFE Index                 13.54%  23.68%  14.07%

*FUND INCEPTION DATE: 1/29/02.

GMO FUND: GMO INTERNATIONAL GROWTH EQUITY FUND

CORRESPONDING TO: INTERNATIONAL GROWTH FUND

GMO INTERNATIONAL GROWTH EQUITY FUND
CLASS III, TOTAL RETURNS:

BEST QUARTER: Q2 `03, 16.54%
WORST QUARTER: Q3 `02, -16.44%

INDEX (reflects no fees or taxes)
S&P/CITIGROUP PRIMARY MARKET INDEX ("PMI") EUROPE, PACIFIC, ASIA COMPOSITE ("EPAC") GROWTH STYLE INDEX -- an independently maintained and published index composed of those stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available (float) market capitalization of at least the local equivalent of $100 million), representing the top 80% of available (float) capital of the BMI in each country.

MORNINGSTAR RATING(TM)
***

OVERALL RATING FOR GMO INTERNATIONAL GROWTH EQUITY FUND AS OF DECEMBER 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Growth Equity Fund was rated 3 stars out of 513 foreign large blend funds for the 3-year period ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Class A, B and C shares of the International Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class A, B and C shares of a Fund may be different from the Morningstar RatingTM for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Fund.

NET ASSETS OF GMO INTERNATIONAL GROWTH EQUITY FUND AS OF DECEMBER 31, 2005:
$15,592,240

GMO INTERNATIONAL GROWTH EQUITY FUND CLASS III CALENDAR YEAR TOTAL RETURNS

  2002     2003      2004      2005

-10.52%   30.40%    20.03%    14.34%

                               [GRAPHIC OMITTED]

GMO INTERNATIONAL GROWTH EQUITY FUND AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12-31-05

                                                                SINCE
                                                1 YEAR  3 YEAR  INCEPTION*

Class III                                       14.34%  21.41%  12.82%
--------------------------------------------------------------------------------
S&P/Citigroup PMI EPAC Growth Style Index       14.65%  21.77%  10.39%

*FUND INCEPTION DATE: 11/30/01.

GMO FUND: GMO U.S. INTRINSIC VALUE FUND

CORRESPONDING TO: INTRINSIC VALUE FUND

GMO U.S. INTRINSIC VALUE FUND CLASS III, TOTAL RETURNS:

BEST QUARTER: Q2 `03, 19.25%
WORST QUARTER: Q3 `02, -17.34%

INDEX (reflects no fees or taxes)
RUSSELL 1000 VALUE INDEX -- measures the performance of those stocks included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)
****

OVERALL RATING FOR GMO U.S. INTRINSIC VALUE FUND AS OF DECEMBER 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Intrinsic Value Fund was rated 3 stars out of 1,014 and 4 stars out of 697 large value funds for the 3-and 5-year periods ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Class A, B and C shares of the Intrinsic Value Fund currently do not have a Morningstar rating. Any future ratings assigned to Class A, B and C shares of a Fund may be different from the Morningstar RatingTM for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Fund.

NET ASSETS OF GMO U.S. INTRINSIC VALUE FUND AS OF DECEMBER 31, 2005:
$5,623,738

GMO U.S. INTRINSIC VALUE FUND CLASS III CALENDAR YEAR TOTAL RETURNS

 2000      2001       2002      2003      2004      2005

10.67%     3.31%    -15.75%    29.68%    12.76%     6.32%

                               [GRAPHIC OMITTED]

GMO U.S. INTRINSIC VALUE FUND AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12-31-05

                                                        SINCE
                                1 YEAR  3 YEAR  5 YEAR  INCEPTION*

Class III                       6.32%   15.84%  6.23%   6.38%
--------------------------------------------------------------------------------
Russell 1000 Value Index        7.05%   17.49%  5.28%   4.85%

*FUND INCEPTION DATE: 8/2/99.

GMO FUND: GMO U.S. CORE EQUITY FUND

CORRESPONDING TO: US CORE FUND

GMO U.S.CORE EQUITY FUND CLASS III, TOTAL RETURNS:

BEST QUARTER: Q4 `98, 19.49%
WORST QUARTER: Q3 `02, -17.14%

INDEX (reflects no fees or taxes)
S&P 500 INDEX -- an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

MORNINGSTAR RATING(TM)
****

OVERALL RATING FOR GMO U.S. CORE EQUITY FUND AS OF DECEMBER 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Core Equity Fund was rated 3 stars out of 1,490, 4 stars out of 1,155 and 4 stars out of 408 large blend funds for the 3-, 5-, and 10-year periods ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Class A, B and C shares of the US Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class A, B and C shares of a Fund may be different from the Morningstar RatingTM for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Fund.

NET ASSETS OF GMO U.S. CORE EQUITY FUND AS OF DECEMBER 31, 2005:
$15,020,704

GMO U.S. CORE EQUITY FUND CLASS III CALENDAR YEAR TOTAL RETURNS

1995    1996   1997   1998    1999    2000   2001    2002    2003   2004   2005

43.25%  17.61% 35.10% 24.69%  18.59%  0.30%  -7.68%  -19.67% 26.61% 9.80%  3.36%

                               [GRAPHIC OMITTED]

GMO U.S.CORE EQUITY FUND AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED 12-31-05

                                        1 YEAR   3 YEAR   5 YEAR   10 YEAR

Class III                                3.36%   12.84%   1.28%    9.64%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index              4.91%   14.39%   0.54%    9.07%

GMO FUND: GMO U.S. SMALL/MID CAP VALUE FUND

CORRESPONDING TO: VALUE OPPORTUNITIES FUND

GMO U.S. SMALL/MID CAP VALUE FUND CLASS III,
TOTAL RETURNS:

BEST QUARTER: Q2 `03, 23.22%
WORST QUARTER: Q3 `02, -19.71%

INDEX (reflects no fees or taxes)
RUSSELL 2500 VALUE INDEX -- measures the performance of those stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Value Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)
****

OVERALL RATING FOR GMO SMALL/MID CAP VALUE FUND AS OF DECEMBER 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Value Fund was rated 4 stars out of 257, 4 stars out of 140 and 4 stars out of 55 mid-cap value funds for the 3-, 5-and 10-year periods ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Class A, B and C shares of the Value Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class A, B and C shares of a Fund may be different from the Morningstar RatingTM for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Fund.

NET ASSETS OF GMO U.S. SMALL/MID CAP VALUE FUND AS OF DECEMBER 31, 2005:
$2,987,800

GMO U.S. SMALL/MID CAP VALUE FUND CLASS III CALENDAR YEAR TOTAL RETURNS

1995    1996    1997    1998   1999   2000    2001   2002   2003    2004  2005

27.28%  20.16%  29.72%  0.03%  2.95%  19.01%  9.91% -11.48% 45.26% 20.80% 8.01%

                               [GRAPHIC OMITTED]

GMO U.S. SMALL/MID CAP VALUE FUND AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12-31-05

                                1 year  3 year  5 year  10 year

Class III                       8.01%   23.75%  13.02%  13.42%
--------------------------------------------------------------------------------
Russell 2500 Value Index        7.74%   23.82%  13.43%  13.59%

SUPPLEMENT dated June 19, 2006
--------------------------------------------------------------------------------

Appendix to Prospectus of John Hancock Funds III dated June 12, 2006 Class I shares
RELATED PERFORMANCE INFORMATION

HISTORICAL PERFORMANCE OF CORRESPONDING GMO PORTFOLIOS
The Growth Fund, Growth Opportunities Fund, International Core Fund, International Growth Fund, Intrinsic Value Fund, US Core Fund and Value Opportunities Fund (each, a "Fund" and collectively, the "Funds"), each a series of John Hancock Funds III ("JHF III") commenced operations on June 12, 2006, and have no performance information to present in the prospectus. Each Fund is modeled after a fund of GMO Trust ("GMO") (each, a "GMO Fund"). Each Fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The Funds are managed through a "manager of manager" structure whereas the GMO Funds are directly managed by GMO.

This Appendix presents historical performance information for the corresponding GMO Funds. Because of the similarities between each Fund and its corresponding GMO Fund as described above, this information may help provide an indication of the Fund's risks by showing how a similar fund has performed historically. The performance of a GMO Fund, however, does not represent, and is not a substitute for, the performance of its corresponding Fund, and you should not assume that a Fund will have the same future performance as its corresponding GMO Fund. The future performance of a Fund may be greater or less than the performance of its corresponding GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information -- a bar chart and a table -- is presented on the following pages for the Class III shares of each GMO Fund that corresponds to a Fund. The date the Class III shares of each GMO Fund commenced operations varies, as indicated. The bar chart shows how each GMO Fund's total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad-based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar charts and tables would also be lower if the adviser to the GMO Funds had not reimbursed certain expenses of those funds during the periods shown.

The expenses of the Class I shares of the Funds, including their Rule 12b-1 fees, are higher than the expenses of the Class III shares of the corresponding GMO Funds. The performance shown in the bar charts and tables for the Class III shares of the GMO Funds would be lower if adjusted to reflect the higher expenses of the Class I shares of the Funds. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

GMO FUND: GMO U.S. GROWTH FUND

CORRESPONDING TO: GROWTH FUND

GMO U.S. GROWTH FUND CLASS III, TOTAL RETURNS:

BEST QUARTER:   Q4 `98, 27.46%
WORST QUARTER:  Q1 `01, -21.46%

INDEX (reflects no fees or taxes)
RUSSELL 1000 GROWTH INDEX -- measures the performance of those stocks included in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)

* * *

OVERALL RATING FOR GMO U.S. GROWTH FUND AS OF DECEMBER 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Growth Fund was rated 3 stars out of 1,353, 3 stars out of 1,065 and 3 stars out of 370 large growth funds for the 3-, 5-, and 10-year periods ended December 31, 2006, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Class I shares of the Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar RatingTM for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class I shares of the Fund.

NET ASSETS OF GMO U.S. GROWTH FUND AS OF DECEMBER 31, 2005: $15,292,042

----------------------------------------------------------------------------------------------
GMO U.S. GROWTH FUND CLASS III CALENDAR YEAR TOTAL RETURNS
----------------------------------------------------------------------------------------------

1995      1996     1997     1998     1999     2000     2001     2002     2003    2004    2005

39.85%   20.39%   29.35%   37.30%   39.04%  -12.21%  -20.60%  -22.58%   28.58%   5.09%   4.37%
----------------------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
GMO U.S. GROWTH FUND AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12-31-05
--------------------------------------------------------------------------------
                                           1 year    3 year    5 year    10 year

Class III                                   4.37%    12.14%    -2.82%     8.51%
--------------------------------------------------------------------------------
Russell 1000 Growth Index                   5.26%    13.23%    -3.58%     6.73%
--------------------------------------------------------------------------------

GMO FUND: GMO U.S. SMALL/MID CAP GROWTH FUND

CORRESPONDING TO: GROWTH OPPORTUNITIES FUND

GMO U.S. SMALL/MID CAP GROWTH FUND CLASS III, TOTAL RETURNS:

BEST QUARTER:  Q4 `99, 26.98%
WORST QUARTER: Q3 `01, -24.62%

INDEX (reflects no fees or taxes)

RUSSELL 2500 GROWTH INDEX -- measures the performance of those stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Growth Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)

* * * *

OVERALL RATING FOR GMO U.S. SMALL/MID CAP GROWTH FUND AS OF DECEMBER 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Growth Fund was rated 4 stars out of 803 and 4 stars out of 613 mid-cap growth funds for the 3-and 5-year periods ended December 31, 2006, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Class I shares of the Growth Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar RatingTM for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class 1 shares of the Fund.

NET ASSETS OF GMO U.S. SMALL/MID CAP GROWTH FUND AS OF DECEMBER 31, 2005:
$1,788,493

--------------------------------------------------------------------------------
GMO U.S. SMALL/MID CAP GROWTH FUND CLASS III CALENDAR YEAR TOTAL RETURNS
--------------------------------------------------------------------------------

   1997    1998    1999     2000    2001     2002     2003     2004    2005

  24.69%   5.79%  30.38%  -10.36%  -13.27%  -17.62%  47.09%   14.41%   10.87%
--------------------------------------------------------------------------------
                                [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
GMO U.S. SMALL/MID CAP GROWTH FUND AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12-31-05
--------------------------------------------------------------------------------

                                                                        Since
                                           1 year   3 year   5 year   inception*
--------------------------------------------------------------------------------
Class III                                  10.87%   23.11%    5.92%     8.33%
--------------------------------------------------------------------------------
Russell 2500 Growth Index                   8.17%   21.95%    2.78%     6.55%
--------------------------------------------------------------------------------

*Fund inception date: 12/31/96.

GMO FUND: GMO INTERNATIONAL CORE EQUITY FUND

CORRESPONDING TO: INTERNATIONAL CORE FUND

GMO INTERNATIONAL CORE EQUITY FUND CLASS III, TOTAL RETURNS:

BEST QUARTER:  Q2 `03, 18.96%
WORST QUARTER: Q1 `03, -6.19%

Index (reflects no fees or taxes)

MSCI EAFE INDEX (EUROPE, AUSTRALASIA, AND FAR EAST) -- a large capitalization international stock index that is independently maintained and published by Morgan Stanley Capital International.

MORNINGSTAR RATING(TM)

* * *

OVERALL RATING FOR GMO INTERNATIONAL CORE EQUITY FUND AS OF DECEMBER 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Core Equity Fund was rated 3 stars out of 159 foreign large value funds for the 3-year period ended December 31, 2006, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Class I shares of the International Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar RatingTM for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class I shares of the Fund.

NET ASSETS OF GMO INTERNATIONAL CORE EQUITY FUND AS OF DECEMBER 31, 2005:
$15,834,142

--------------------------------------------------------------------------------
GMO INTERNATIONAL CORE EQUITY FUND CLASS III CALENDAR YEAR TOTAL RETURNS
--------------------------------------------------------------------------------

                                 2003           2004            2005

                                37.67%         22.39%          14.83%
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
GMO INTERNATIONAL CORE EQUITY FUND AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12-31-05
--------------------------------------------------------------------------------

                                                                        Since
                                                1 year     3 year     inception*
--------------------------------------------------------------------------------
Class III                                       14.83%     24.61%       17.70%
--------------------------------------------------------------------------------
MSCI EAFE Index                                 13.54%     23.68%       14.07%
--------------------------------------------------------------------------------

*Fund inception date: 1/29/02.

GMO FUND: GMO INTERNATIONAL GROWTH EQUITY FUND

CORRESPONDING TO: INTERNATIONAL GROWTH FUND

GMO INTERNATIONAL GROWTH EQUITY FUND CLASS III, TOTAL RETURNS:

BEST QUARTER:  Q2 `03, 16.54%
WORST QUARTER: Q3 `02, -16.44%

INDEX (reflects no fees or taxes)

S&P/CITIGROUP PRIMARY MARKET INDEX ("PMI") EUROPE, PACIFIC, ASIA COMPOSITE ("EPAC") GROWTH STYLE INDEX -- an independently maintained and published index composed of those stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available (float) market capitalization of at least the local equivalent of $100 million), representing the top 80% of available (float) capital of the BMI in each country.

MORNINGSTAR RATING(TM)

* * *

OVERALL RATING FOR GMO INTERNATIONAL GROWTH EQUITY FUND AS OF DECEMBER 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Growth Equity Fund was rated 3 stars out of 513 foreign large blend funds for the 3-year period ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Class I shares of the International Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar RatingTM for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class I shares of the Fund.

NET ASSETS OF GMO INTERNATIONAL GROWTH EQUITY FUND AS OF DECEMBER 31, 2005:
$15,592,240

--------------------------------------------------------------------------------
GMO INTERNATIONAL GROWTH EQUITY FUND CLASS III CALENDAR YEAR TOTAL RETURNS
--------------------------------------------------------------------------------

                                                2002     2003     2004     2005

                                              -10.52%   30.40%   20.03%   14.34%
--------------------------------------------------------------------------------
                                                      [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
GMO INTERNATIONAL GROWTH EQUITY FUND AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12-31-05
--------------------------------------------------------------------------------
                                                                        Since
                                                 1 year    3 year     inception*

Class III                                        14.34%    21.41%       12.82%
--------------------------------------------------------------------------------
S&P/Citigroup PMI EPAC Growth Style Index        14.65%    21.77%       10.39%


*Fund inception date: 11/30/01.

GMO FUND: GMO U.S. INTRINSIC VALUE FUND

CORRESPONDING TO: INTRINSIC VALUE FUND

GMO U.S. INTRINSIC VALUE FUND CLASS III, TOTAL RETURNS:

BEST QUARTER:  Q2 `03, 19.25%
WORST QUARTER: Q3 `02, -17.34%

INDEX (reflects no fees or taxes)
RUSSELL 1000 VALUE INDEX -- measures the performance of those stocks included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)

* * * *

OVERALL RATING FOR GMO U.S. INTRINSIC VALUE FUND AS OF DECEMBER 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Intrinsic Value Fund was rated 3 stars out of 1,014 and 4 stars out of 697 large value funds for the 3-and 5-year periods ending December 31, 2006, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Class I shares of the Intrinsic Vallue Fund currently do not have a Morningstar rating. Any future ratings assigned to Class 1 shares of a Fund may be different from the Morningstar RatingTM for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class 1 shares of the Fund.

NET ASSETS OF GMO U.S. INTRINSIC VALUE FUND AS OF DECEMBER 31, 2005: $5,623,738

--------------------------------------------------------------------------------
GMO U.S. INTRINSIC VALUE FUND CLASS III CALENDAR YEAR TOTAL RETURNS
--------------------------------------------------------------------------------
                              2000     2001     2002     2003     2004     2005

                             10.67%    3.31%  -15.75%   29.68%   12.76%    6.32%

--------------------------------------------------------------------------------
                                [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
GMO U.S. INTRINSIC VALUE FUND AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12-31-05
--------------------------------------------------------------------------------
                                                                        SINCE
                                        1 YEAR    3 YEAR    5 YEAR    INCEPTION*

Class III                                6.32%    15.84%     6.23%     6.38%
--------------------------------------------------------------------------------
Russell 1000 Value Index                 7.05%    17.49%     5.28%     4.85%

*Fund inception date: 8/2/99.

GMO FUND: GMO U.S. CORE EQUITY FUND

CORRESPONDING TO: US CORE FUND

GMO U.S.CORE EQUITY FUND CLASS III, TOTAL RETURNS:

BEST QUARTER:  Q4 `98, 19.49%
WORST QUARTER: Q3 `02, -17.14%

INDEX (reflects no fees or taxes)

S&P 500 INDEX -- an index of large capitalization
U.S. stocks, independently maintained and published by Standard & Poor's.

MORNINGSTAR RATING(TM)

* * * *

OVERALL RATING FOR GMO U.S. CORE EQUITY FUND AS OF DECEMBER 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Core Equity Fund was rated 3 stars out of 1,490, 4 stars out of 1,155 and 4 stars out of 408 large blend funds for the 3-, 5, and 10-year periods ended December 31, 2006, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Class I shares of the US Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar RatingTM for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class I shares of the Fund.

NET ASSETS OF GMO U.S. CORE EQUITY FUND AS OF DECEMBER 31, 2005: $15,020,704

--------------------------------------------------------------------------------
GMO U.S. CORE EQUITY FUND CLASS III CALENDAR YEAR TOTAL RETURNS
--------------------------------------------------------------------------------

 1995   1996    1997    1998   1999   2000   2001   2002     2003   2004   2005

43.25% 17.61%  35.10%  24.69% 18.59%  0.30% -7.68% -19.67%  26.61%  9.80%  3.36%

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
GMO U.S.CORE EQUITY FUND AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12-31-05
--------------------------------------------------------------------------------
                                           1 YEAR    3 YEAR    5 YEAR    10 YEAR
--------------------------------------------------------------------------------
Class III                                   3.36%    12.84%     1.28%     9.64%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                 4.91%    14.39%     0.54%     9.07%

GMO FUND: GMO U.S. SMALL/MID CAP VALUE FUND

CORRESPONDING TO: VALUE OPPORTUNITIES FUND

GMO U.S. SMALL/MID CAP VALUE FUND CLASS III, TOTAL RETURNS:

BEST QUARTER:  Q2 `03, 23.22%
WORST QUARTER: Q3 `02, -19.71%

INDEX (reflects no fees or taxes)

RUSSELL 2500 VALUE INDEX -- measures the performance of those stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Value Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)

* * * *

OVERALL RATING FOR GMO U.S SMALL/MID CAP VALUE FUND AS OF DECEMBER 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Value Fund was rated 4 stars out of 257, 4 stars out of 140 and 4 stars out of 55 mid-cap value funds for the 3-, 5-and 10-year periods, ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Class I shares of the Value Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar RatingTM for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class I shares of the Fund.

NET ASSETS OF GMO U.S. SMALL/MID CAP VALUE FUND AS OF DECEMBER 31, 2005:
$2,987,800

--------------------------------------------------------------------------------
GMO U.S. SMALL/MID CAP VALUE FUND CLASS III CALENDAR YEAR TOTAL RETURNS
--------------------------------------------------------------------------------

1995    1996    1997   1998   1999    2000   2001   2002    2003    2004   2005

27.28% 20.16%  29.72%  0.03%  2.95%  19.01%  9.91% -11.48% 45.26%  20.80%  8.01%

--------------------------------------------------------------------------------
                                [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
GMO U.S. SMALL/MID CAP VALUE FUND AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12-31-05
--------------------------------------------------------------------------------
                                        1 year     3 year     5 year     10 year

Class III                                8.01%      23.75%    13.02%      13.42%
--------------------------------------------------------------------------------
Russell 2500 Value Index                 7.74%      23.82%    13.43%      13.59%

SUPPLEMENT dated June 19, 2006
--------------------------------------------------------------------------------

Appendix to Prospectus of John Hancock Funds III dated June 12, 2006 Class R shares

RELATED PERFORMANCE INFORMATION

HISTORICAL PERFORMANCE OF CORRESPONDING GMO PORTFOLIOS

The Growth Fund, Growth Opportunities Fund, International Core Fund, International Growth Fund, Intrinsic Value Fund, U.S. Core Fund and Value Opportunities Fund (each, a "Fund" and collectively, the "Funds"), each a series of John Hancock Funds III ("JHF III") commenced operations on June 12, 2006, and have no performance information to present in the prospectus. Each Fund is modeled after a fund of GMO Trust ("GMO") (each, a "GMO Fund"). Each Fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The Funds are managed through a "manager of manager" structure whereas the GMO Funds are directly managed by GMO.

This Appendix presents historical performance information for the corresponding GMO Funds. Because of the similarities between each Fund and its corresponding GMO Fund as described above, this information may help provide an indication of the Fund's risks by showing how a similar fund has performed historically. The performance of a GMO Fund, however, does not represent, and is not a substitute for, the performance of its corresponding Fund, and you should not assume that a Fund will have the same future performance as its corresponding GMO Fund. The future performance of a Fund may be greater or less than the performance of its corresponding GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information -- a bar chart and a table -- is presented on the following pages for the Class III shares of each GMO Fund that corresponds to a Fund. The date the Class III shares of each GMO Fund commenced operations varies, as indicated. The bar chart shows how each GMO Fund's total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad-based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar charts and tables would also be lower if the adviser to the GMO Funds had not reimbursed certain expenses of those funds during the periods shown.

The other expenses of the Class R shares of the Funds, including their Rule 12b-1 fees, are higher than the expenses of the Class III shares of the corresponding GMO Funds. The performance shown in the bar charts and tables for the Class III shares of the GMO Funds would be lower if adjusted to reflect the higher expenses of the Class R shares of the Funds. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for fees or fund expenses. As indicated above, past performance does not indicate future results.

GMO FUND: GMO U.S. GROWTH FUND

CORRESPONDING TO: GROWTH FUND

GMO U.S. GROWTH FUND CLASS III, TOTAL RETURNS:

BEST QUARTER: Q4 `98, 27.46%
WORST QUARTER: Q1 `01, -21.46%

INDEX (reflects no fees or taxes)
RUSSELL 1000 GROWTH INDEX -- measures the performance of those stocks included in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)
***

OVERALL RATING FOR GMO U.S. GROWTH FUND AS OF DECEMBER 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Growth Fund was rated 3 stars out of 1,353, 3 stars out of 1,065 and 3 stars out of 370 large growth funds for the 3-, 5and 10-year periods ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Class R shares of the Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R shares of a Fund may be different from the Morningstar RatingTM for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R shares of the Fund.

NET ASSETS OF GMO U.S. GROWTH FUND AS OF DECEMBER 31, 2005: $15,292,042

GMO U.S. GROWTH FUND CLASS III CALENDAR YEAR TOTAL RETURNS

1995   1996   1997   1998    1999   2000    2001    2002     2003    2004  2005

39.85% 20.39% 29.35% 37.30%  39.04% -12.21% -20.60% -22.58%  28.58%  5.09% 4.37%

                               [GRAPHIC OMITTED]

GMO U.S. GROWTH FUND AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12-31-05

                                        1 YEAR  3 YEAR  5 YEAR  10 YEAR

Class III                               4.37%   12.14%  -2.82%  8.51%
--------------------------------------------------------------------------------
Russell 1000 Growth Index               5.26%   13.23%  -3.58%  6.73%

GMO FUND: GMO U.S. SMALL/MID CAP GROWTH FUND

CORRESPONDING TO: GROWTH OPPORTUNITIES FUND

GMO U.S. SMALL/MID CAP GROWTH FUND CLASS III, TOTAL RETURNS:

BEST QUARTER: Q4 `99, 26.98%
WORST QUARTER: Q3 `01, -24.62%

INDEX (reflects no fees or taxes)
RUSSELL 2500 GROWTH INDEX -- measures the performance of those stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Growth Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)
***

OVERALL RATING FOR GMO U.S. SMALL/MID CAP GROWTH FUND AS OF DECEMBER 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Growth Fund was rated 4 stars out of 803 and 4 stars out of 613 mid-cap growth funds for the 3-and 5-year periods ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Class R shares of the Growth Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R shares of a Fund may be different from the Morningstar RatingTM for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R shares of the Fund.

NET ASSETS OF GMO U.S. SMALL/MID CAP GROWTH FUND AS OF DECEMBER 31, 2005:
$1,788,493

GMO U.S. SMALL/MID CAP GROWTH FUND CLASS III CALENDAR YEAR TOTAL RETURNS

1997    1998    1999    2000     2001     2002     2003    2004    2005

24.69%  5.79%   30.38%  -10.36%  -13.27%  -17.62%  47.09%  14.41%  10.87%

                               [GRAPHIC OMITTED]

GMO U.S. SMALL/MID CAP GROWTH FUND AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12-31-05

                                                                   SINCE
                                        1 YEAR   3 YEAR   5 YEAR   INCEPTION*

Class III                               10.87%   23.11%   5.92%    8.33%
--------------------------------------------------------------------------------
Russell 2500 Growth Index                8.17%   21.95%   2.78%    6.55%

*FUND INCEPTION DATE: 12/31/96.

GMO FUND: GMO INTERNATIONAL CORE EQUITY FUND

CORRESPONDING TO: INTERNATIONAL CORE FUND

GMO INTERNATIONAL CORE EQUITY FUND CLASS III, TOTAL RETURNS:

BEST QUARTER: Q2 `03, 18.96%
WORST QUARTER: Q1 `03, -6.19%

INDEX (reflects no fees or taxes)
MSCI EAFE INDEX (EUROPE, AUSTRALASIA, AND FAR EAST) -- a large capitalization international stock index that is independently maintained and published by Morgan Stanley Capital International.

MORNINGSTAR RATING(TM)
***

OVERALL RATING FOR GMO INTERNATIONAL CORE EQUITY FUND AS OF DECEMBER 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Core Equity Fund was rated 3 stars out of 159 foreign large value funds for the 3-year period ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Class R shares of the International Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R shares of a Fund may be different from the Morningstar RatingTM for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R shares of the Fund.

NET ASSETS OF GMO INTERNATIONAL CORE EQUITY FUND AS OF DECEMBER 31, 2005:
$15,834,142

GMO INTERNATIONAL CORE EQUITY FUND CLASS III CALENDAR YEAR TOTAL RETURNS

        2003    2004    2005

        37.67%  22.39%  14.83%

                               [GRAPHIC OMITTED]

GMO INTERNATIONAL CORE EQUITY FUND AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12-31-05

                                                            SINCE
                                        1 YEAR    3 YEAR    INCEPTION*

Class III                               14.83%    24.61%    17.70%
--------------------------------------------------------------------------------
MSCI EAFE Index                         13.54%    23.68%    14.07%

*FUND INCEPTION DATE: 1/29/02.

GMO FUND: GMO INTERNATIONAL GROWTH EQUITY FUND

CORRESPONDING TO: INTERNATIONAL GROWTH FUND

GMO INTERNATIONAL GROWTH EQUITY FUND CLASS III, TOTAL RETURNS:

BEST QUARTER: Q2 `03, 16.54%
WORST QUARTER: Q3 `02, -16.44%

INDEX (reflects no fees or taxes)
S&P/CITIGROUP PRIMARY MARKET INDEX ("PMI") EUROPE, PACIFIC, ASIA COMPOSITE ("EPAC") GROWTH STYLE INDEX -- an independently maintained and published index composed of those stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available (float) market capitalization of at least the local equivalent of $100 million), representing the top 80% of available (float) capital of the BMI in each country.

MORNINGSTAR RATING(TM)
***

OVERALL RATING FOR GMO INTERNATIONAL GROWTH EQUITY FUND AS OF DECEMBER 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Growth Equity Fund was rated 3 stars out of 513 foreign large blend funds for the 3-year period ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Class R shares of the International Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R shares of a Fund may be different from the Morningstar RatingTM for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R shares of the Fund.

NET ASSETS OF GMO INTERNATIONAL GROWTH EQUITY FUND AS OF DECEMBER 31, 2005:
$15,592,240

GMO INTERNATIONAL GROWTH EQUITY FUND CLASS III CALENDAR YEAR TOTAL RETURNS

  2002      2003      2004     2005

  -10.52%   30.40%    20.03%   14.34%

                               [GRAPHIC OMITTED]

GMO INTERNATIONAL GROWTH EQUITY FUND AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12-31-05

                                                                   SINCE
                                                  1 YEAR  3 YEAR   INCEPTION*

Class III                                         14.34%  21.41%   12.82%
--------------------------------------------------------------------------------
S&P/Citigroup PMI EPAC Growth Style Index         14.65%  21.77%   10.39%

*FUND INCEPTION DATE: 11/30/01.

GMO FUND: GMO U.S. INTRINSIC VALUE FUND

CORRESPONDING TO: INTRINSIC VALUE FUND

GMO U.S. INTRINSIC VALUE FUND CLASS III, TOTAL RETURNS:

BEST QUARTER: Q2 `03, 19.25%
WORST QUARTER: Q3 `02, -17.34%

INDEX (reflects no fees or taxes)
RUSSELL 1000 VALUE INDEX -- measures the performance of those stocks included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)
****

OVERALL RATING FOR GMO U.S. INTRINSIC VALUE FUND AS OF DECEMBER 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Intrinsic Value Fund was rated 3 stars out of 1,014 and 4 stars out of 697 large value funds for the 3-and 5-year periods ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Class R shares of the Intrinsic Value Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R shares of a Fund may be different from the Morningstar RatingTM for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R shares of the Fund.

NET ASSETS OF GMO U.S. INTRINSIC VALUE FUND AS OF DECEMBER 31, 2005:
$5,623,738

GMO U.S. INTRINSIC VALUE FUND CLASS III CALENDAR YEAR TOTAL RETURNS

2000    2001    2002     2003    2004    2005

10.67%  3.31%   -15.75%  29.68%  12.76%  6.32%

                               [GRAPHIC OMITTED]

GMO U.S. INTRINSIC VALUE FUND AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12-31-05

                                                                   SINCE
                                        1 YEAR   3 YEAR   5 YEAR   INCEPTION*

Class III                               6.32%    15.84%   6.23%    6.38%
--------------------------------------------------------------------------------
Russell 1000 Value Index                7.05%    17.49%   5.28%    4.85%

*FUND INCEPTION DATE: 8/2/99.

GMO FUND: GMO U.S. CORE EQUITY FUND

CORRESPONDING TO: US CORE FUND

GMO U.S.CORE EQUITY FUND CLASS III, TOTAL RETURNS:
BEST QUARTER: Q4 `98, 19.49%
WORST QUARTER: Q3 `02, -17.14%

INDEX (reflects no fees or taxes)
S&P 500 INDEX -- an index of large capitalization
U.S. stocks, independently maintained and published by Standard & Poor's.

MORNINGSTAR RATING(TM)
****

OVERALL RATING FOR GMO U.S. CORE EQUITY FUND AS OF DECEMBER 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Core Equity Fund was rated 3 stars out of 1,490, 4 stars out of 1,155 and 4 stars out of 408 large blend funds for the 3-, 5-and 10-year periods ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Class R shares of the US Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R shares of a Fund may be different from the Morningstar RatingTM for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R shares of the Fund.

NET ASSETS OF GMO U.S. CORE EQUITY FUND AS OF DECEMBER 31, 2005:
$15,020,704

GMO U.S. CORE EQUITY FUND CLASS III CALENDAR YEAR TOTAL RETURNS

1995    1996   1997   1998   1999   2000   2001   2002   2003    2004   2005

43.25%  17.61% 35.10% 24.69% 18.59% 0.30% -7.68% -19.67% 26.61%  9.80%  3.36%

                               [GRAPHIC OMITTED]

GMO U.S.CORE EQUITY FUND AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS
ENDED 12-31-05

                                        1 YEAR  3 YEAR  5 YEAR  10 YEAR

Class III                               3.36%   12.84%  1.28%   9.64%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index             4.91%   14.39%  0.54%   9.07%

GMO FUND: GMO U.S. SMALL/MID CAP VALUE FUND

CORRESPONDING TO: VALUE OPPORTUNITIES FUND

GMO U.S. SMALL/MID CAP VALUE FUND CLASS III, TOTAL RETURNS:

BEST QUARTER:  Q4 `98, 23.22%
WORST QUARTER: Q3 `02, -19.71%

INDEX (reflects no fees or taxes)
RUSSELL 2500 VALUE INDEX -- measures the performance of those stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Value Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)

* * * *

OVERALL RATING FOR GMO U.S. SMALL/MID CAP VALUE FUND AS OF DECEMBER 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Value Fund was rated 4 stars out of 257, 4 stars out of 140 and 4 stars out of 55 mid-cap value funds for the 3-, 5-and 10-year periods ended December 31, 2005, respectively

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Class R shares of the Value Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R shares of a Fund may be different from the Morningstar RatingTM for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R shares of the Fund.

NET ASSETS OF GMO U.S. SMALL/MID CAP VALUE FUND AS OF DECEMBER 31, 2005:
$2,987,800

----------------------------------------------------------------------------------------
GMO U.S. SMALL/MID CAP VALUE FUND CLASS III CALENDAR YEAR TOTAL RETURNS
----------------------------------------------------------------------------------------

  1995    1996     1997    1998    1999    2000    2001    2002    2003    2004    2005
----------------------------------------------------------------------------------------
 27.28%  20.16%   29.72%   0.03%   2.95%  19.01%   9.91% -11.48%  45.26%  20.80%   8.01%

----------------------------------------------------------------------------------------

                                     [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
GMO U.S. SMALL/MID CAP VALUE FUND AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12-31-05
--------------------------------------------------------------------------------
                                           1 YEAR    3 YEAR    5 YEAR    10 YEAR

Class III                                   8.01%    23.75%    13.02%     13.42%
--------------------------------------------------------------------------------
Russell 2500 Value Index                    7.74%    23.82%    13.43%     13.59%

SUPPLEMENT dated June 19, 2006
--------------------------------------------------------------------------------
Appendix to Prospectus of John Hancock Funds III dated June 12, 2006
Class 1 shares
RELATED PERFORMANCE INFORMATION

HISTORICAL PERFORMANCE OF CORRESPONDING GMO PORTFOLIOS

The Growth Opportunities Fund, International Growth Fund, Intrinsic Value Fund and Value Opportunities Fund (each, a "Fund" and collectively, the "Funds"), each a series of John Hancock Funds III ("JHF III") commenced operations on June 12, 2006, and have no performance information to present in the prospectus. Each Fund is modeled after a fund of GMO Trust ("GMO") (each, a "GMO Fund"). Each Fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The Funds are managed through a "manager of manager" srtucture whereas the GMO Funds are directly managed by GMO.

This Appendix presents historical performance information for the corresponding GMO Funds. Because of the similarities between each Fund and its corresponding GMO Fund as described above, this information may help provide an indication of the Fund's risks by showing how a similar fund has performed historically. The performance of a GMO Fund, however, does not represent, and is not a substitute for, the performance of its corresponding Fund, and you should not assume that a Fund will have the same future performance as its corresponding GMO Fund. The future performance of a Fund may be greater or less than the performance of its corresponding GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information -- a bar chart and a table -- is presented on the following pages for the Class III shares of each GMO Fund that corresponds to a Fund. The date the Class III shares of each GMO Fund commenced operations varies, as indicated. The bar chart shows how each GMO Fund's total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad-based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar charts and tables would also be lower if the adviser to the GMO Funds had not reimbursed certain expenses of those funds during the periods shown.

The expenses of the Class 1 shares of the Funds, including their Rule 12b-1 fees, are higher than the expenses of the Class III shares of the corresponding GMO Funds. The performance shown in the bar charts and tables for the Class III shares of the GMO Funds would be lower if adjusted to reflect the higher expenses of the Class 1 shares of the Funds. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

GMO FUND: GMO U.S. SMALL/MID CAP GROWTH FUND

CORRESPONDING TO: GROWTH OPPORTUNITIES FUND

GMO U.S. SMALL/MID CAP GROWTH FUND CLASS III, TOTAL RETURNS:

BEST QUARTER: Q4 `99, 26.98%
WORST QUARTER: Q3 `01, -24.62%

INDEX (reflects no fees or taxes)
RUSSELL 2500 GROWTH INDEX -- measures the performance of those stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Growth Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)

* * * *

OVERALL RATING FOR GMO U.S. SMALL/MID CAP GROWTH FUND AS OF DECEMBER 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Growth Fund was rated 4 stars out of 803, and 4 stars out of 613 mid-cap growth funds for the 3-and 5-year periods ended December 31, 2005, respectively

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Class 1 shares of the Growth Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class 1 shares of a Fund may be different from the Morningstar RatingTM for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class 1 shares of the Fund.

NET ASSETS OF GMO U.S. SMALL/MID CAP GROWTH FUND AS OF DECEMBER 31, 2005:
$1,788,493

--------------------------------------------------------------------------------
GMO U.S. SMALL/MID CAP GROWTH FUND CLASS III CALENDAR YEAR TOTAL RETURNS
--------------------------------------------------------------------------------

    1997    1998    1999     2000     2001     2002    2003    2004    2005

   24.69%   5.79%  30.38%  -10.36%  -13.27%  -17.62%  47.09%  14.41%  10.87%

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GMO U.S. SMALL/MID CAP GROWTH FUND AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12-31-05
--------------------------------------------------------------------------------
                                                                        SINCE
                                        1 YEAR    3 YEAR    5 YEAR    INCEPTION*

Class III                               10.87%    23.11%    5.92%       8.33%
--------------------------------------------------------------------------------
Russell 2500 Growth Index                8.17%    21.95%    2.78%       6.55%

*Fund inception date: 12/31/96.

GMO FUND: GMO INTERNATIONAL GROWTH EQUITY FUND

CORRESPONDING TO: INTERNATIONAL GROWTH FUND

GMO INTERNATIONAL GROWTH EQUITY FUND CLASS III, TOTAL RETURNS:

BEST QUARTER: Q2 `03, 16.54%
WORST QUARTER: Q3 `02, -16.44%

INDEX (reflects no fees or taxes)
S&P/CITIGROUP PRIMARY MARKET INDEX ("PMI")
EUROPE, PACIFIC, ASIA COMPOSITE ("EPAC")
GROWTH STYLE INDEX -- an independently maintained and published index composed of those stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available (float) market capitalization of at least the local equivalent of $100 million), representing the top 80% of available (float) capital of the BMI in each country.

MORNINGSTAR RATING(TM)

* * *

OVERALL RATING FOR GMO INTERNATIONAL GROWTH EQUITY FUND AS OF DECEMBER 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Growth Equity Fund was rated 3 stars out of 513 foreign large blend funds for t he 3-year period ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Class 1 shares of the International Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class 1 shares of a Fund may be different from the Morningstar RatingTM for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class 1 shares of the Fund.

NET ASSETS OF GMO INTERNATIONAL GROWTH EQUITY FUND AS OF DECEMBER 31, 2005:
$15,592,240

--------------------------------------------------------------------------------
GMO INTERNATIONAL GROWTH EQUITY FUND CLASS III CALENDAR YEAR TOTAL RETURNS
--------------------------------------------------------------------------------

                                                2002     2003     2004     2005

                                              -10.52%   30.40%   20.03%   14.34%

                                                       [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GMO INTERNATIONAL GROWTH EQUITY FUND AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12-31-05
--------------------------------------------------------------------------------
                                                                         SINCE
                                                  1 YEAR    3 YEAR    INCEPTION*
Class III                                         14.34%    21.41%      12.82%
--------------------------------------------------------------------------------
S&P/Citigroup PMI EPAC Growth Style Index         14.65%    21.77%      10.39%

*Fund inception date: 11/30/01.

GMO FUND: GMO U.S. INTRINSIC VALUE FUND

CORRESPONDING TO: INTRINSIC VALUE FUND

GMO U.S. INTRINSIC VALUE FUND CLASS III, TOTAL RETURNS:

BEST QUARTER:  Q2 `03, 19.25%
WORST QUARTER: Q3 `02, -17.34%

INDEX (reflects no fees or taxes)
RUSSELL 1000 VALUE INDEX -- measures the performance of those stocks included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)

* * * *

OVERALL RATING FOR GMO U.S. INTRINSIC VALUE FUND AS OF DECEMBER 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Intrinsic Value Fund was rated 3 stars out of 1,014 and 4 stars out of 697 large value funds for the 3-and 5-year periods ended December 31, 2005, respecitively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Class 1 shares of the Intrinsic Value Fund currently do not have a Morningstar rating. Any future ratings assigned to Class 1 shares of a Fund may be different from the Morningstar RatingTM for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class 1 shares of the Fund.

NET ASSETS OF GMO U.S. INTRINSIC VALUE FUND AS OF DECEMBER 31, 2005: $5,623,738

--------------------------------------------------------------------------------
GMO U.S. INTRINSIC VALUE FUND CLASS III CALENDAR YEAR TOTAL RETURNS
--------------------------------------------------------------------------------

                              2000     2001      2002    2003     2004     2005

                             10.67%    3.31%   -15.75%  29.68%   12.76%    6.32%

                                              [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GMO U.S. INTRINSIC VALUE FUND AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12-31-05
--------------------------------------------------------------------------------
                                                                        SINCE
                                         1 YEAR   3 YEAR    5 YEAR    INCEPTION*

--------------------------------------------------------------------------------
Class III                                 6.32%    15.84%    6.23%     6.38%
--------------------------------------------------------------------------------
Russell 1000 Value Index                  7.05%    17.49%    5.28%     4.85%

*Fund inception date: 8/2/99.

GMO FUND: GMO U.S. SMALL/MID CAP VALUE FUND

CORRESPONDING TO: VALUE OPPORTUNITIES FUND

GMO U.S. SMALL/MID CAP VALUE FUND CLASS III, TOTAL RETURNS:

BEST QUARTER:  Q2 `03, 23.22%
WORST QUARTER: Q3 `02, -19.71%

INDEX (reflects no fees or taxes)
RUSSELL 2500 VALUE INDEX -- measures the performance of those stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Value Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)

* * * *

OVERALL RATING FOR GMO U.S. SMALL/MID CAP VALUE FUND AS OF DECEMBER 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Value Fund was rated 4 stars out of 257, 4 stars out of 140 and 4 stars out of 55 mid-cap value funds for the 3-, 5-and 10-year periods ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Class 1 shares of the Value Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class 1 shares of a Fund may be different from the Morningstar RatingTM for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class 1 shares of the Fund.

NET ASSETS OF GMO U.S. SMALL/MID CAP VALUE FUND AS OF DECEMBER 31, 2005:
$2,987,800

---------------------------------------------------------------------------------------
GMO U.S. SMALL/MID CAP VALUE FUND CLASS III CALENDAR YEAR TOTAL RETURNS
---------------------------------------------------------------------------------------

 1995    1996    1997    1998    1999    2000    2001      2002    2003    2004   2005

27.28%  20.16%  29.72%   0.03%   2.95%  19.01%   9.91%   -11.48%  45.26%  20.80%  8.01%

                                   [GRAPHIC OMITTED]

---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GMO U.S. SMALL/MID CAP VALUE FUND AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12-31-05
--------------------------------------------------------------------------------

                                           1 YEAR    3 YEAR    5 YEAR    10 YEAR

Class III                                   8.01%     23.75%   13.02%     13.42%
--------------------------------------------------------------------------------
Russell 2500 Value Index                    7.74%     23.82%   13.43%     13.59%